Annual Fund Operating Expenses - Global Funds - Global X S&P 500 Christian Values ETF - Global X S&P 500 Christian Values ETF Class	Sep. 04, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.29%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.